Retirement Savings Plan	12 Months Ended
Dec. 31, 2012
Retirement Savings Plan [Abstract]
Retirement Savings Plan

Note 13: - Retirement Savings Plan

The Company has a 401(k) profit sharing plan covering substantially all full-time employees. Employee contributions are limited to the maximum amount allowable by the Internal Revenue Code. The Company matched approximately $280,000, $10,000 and $217,000 of employee contributions in 2012, 2011, and 2010 and made no discretionary contributions for any of the years presented.